FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivative Fair value by maturity schedule (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (4,102,820)	R$ (6,775,980)
Not later than one year
Financial Instruments and Risks
Derivative fair value asset (liability), net	74,613	(1,507,075)
Later than one year and not later than two years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(258,065)	(918,030)
Later than two years and not later than three years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(225,705)	(433,195)
Later than three years and not later than four years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(578,197)	(705,859)
Later than four years and not later than five years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(1,574,105)	(1,684,124)
Later than five years
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (1,541,361)	R$ (1,527,697)